Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	$ 16,239	$ 35,048
Cash flows from investing activities:
Vessels acquisitions and improvements	(35,325)	(34,313)
Advance for vessel acquisition	0	(4,450)
Finance lease prepayments and other initial direct costs	(8,150)	(305)
Loan to related party	(2,000)	0
Repayment of loan by related party	2,000	0
Due from related parties	(188)	0
Net cash used in investing activities	(43,663)	(39,068)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	0	5,823
Payments for repurchase of common stock	0	(1,722)
Dividends paid	(7,388)	(2,492)
Proceeds from long term debt and other financial liabilities	88,060	58,279
Repayments of long term debt and other financial liabilities	(60,274)	(40,576)
Payments of finance lease liabilities	(1,099)	(1,079)
Proceeds from other non current liabilities	166	0
Payments of financing and stock issuance costs	(1,563)	(917)
Net cash provided by financing activities	17,902	17,316
Net (decrease) / increase in cash and cash equivalents and restricted cash	(9,522)	13,296
Cash and cash equivalents and restricted cash at beginning of period	34,916	24,928
Cash and cash equivalents and restricted cash at end of period	25,394	38,224
Cash paid during the period for:
Interest paid	11,031	10,260
Noncash investing activities:
Vessel improvements	387	0
Right-of-use assets and initial direct costs	23,897	0
Noncash financing activities:
Dividends declared but not paid	1,045	3,108
Financing and stock issuance costs	$ (177)	$ 2,035